Risk/Return Summary - FidelityFlex500IndexFund-PRO	Apr. 29, 2025
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund | Rules-BasedStrategyMember
Prospectus Line Items
Risk Text Block	Rules-Based Strategy Risk. Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.